Condensed Financial Information of the Company - Statements Of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ 19,224,388	$ 2,946,266	¥ 9,275,857	¥ 27,621,026
Total operating expenses	19,224,388	2,946,266	9,275,857	27,621,026
Net income	33,585,084	5,147,140	47,236,997	27,412,441
Net income attributable to ordinary shareholders	33,585,084	5,147,140	47,236,997	27,412,441
Comprehensive income	25,628,444	3,927,732	47,236,997	27,412,441
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(3,666,937)	(561,982)
Total operating expenses	(3,666,937)	(561,982)
Equity in profit of subsidiaries and VIEs, net	37,252,021	5,709,122	47,236,997	27,412,441
Income from subsidiaries and VIEs	37,252,021	5,709,122	47,236,997	27,412,441
Net income	33,585,084	5,147,140	47,236,997	27,412,441
Net income attributable to ordinary shareholders	33,585,084	5,147,140	47,236,997	27,412,441
Other comprehensive loss, net of nil tax	(7,956,640)	(1,219,408)
Comprehensive income	¥ 25,628,444	$ 3,927,732	¥ 47,236,997	¥ 27,412,441